Note 2 - Investments	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE
2
- Investments

The Company limits credit risk by investing primarily in investment grade securities and by diversifying its investment portfolio among government and corporate bonds and mortgage loans. The Company manages its fixed income portfolio to diversify between and within industry sectors. Investments in available-for-sale securities are summarized as follows:

December 31, 2016	Amortized	Gross Unrealized	Gross Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$21,882,312	$360,723	$9,416	$22,233,619
States and political subdivisions	35,403,214	4,153,294	31,260	39,525,248
Corporate	202,578,595	9,355,481	953,527	210,980,549
Foreign	51,081,850	1,731,092	283,363	52,529,579
Mortgage-backed securities (MBS):
Commercial MBS	6,717,214	198,857	-	6,916,071
Residential MBS	32,065,365	1,314,373	72,741	33,306,997
Corporate redeemable preferred stock	856,774	24,314	25,152	855,936
Total fixed maturity securities	350,585,324	17,138,134	1,375,459	366,347,999
Equity securities:
U.S. agencies	707,900	-	-	707,900
Mutual funds	318,284	28,840	-	347,124
Corporate common stock	6,665,413	1,370,651	335,020	7,701,044
Total equity securities	7,691,597	1,399,491	335,020	8,756,068
Total	$358,276,921	$18,537,625	$1,710,479	$375,104,067

December 31, 2015	Amortized	Gross Unrealized	Gross Unrealized	Fair
	Cost	Gains	Losses	Value
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$23,373,714	$642,038	$-	$24,015,752
States and political subdivisions	36,830,198	4,511,826	136,585	41,205,439
Corporate	229,425,035	10,338,999	4,587,896	235,176,138
Foreign	65,010,084	1,731,076	4,682,638	62,058,522
Asset-backed securities	143,552	457	-	144,009
Mortgage-backed securities (MBS):
Commercial MBS	6,830,520	148,314	15,592	6,963,242
Residential MBS	37,200,599	1,776,233	62,255	38,914,577
Corporate redeemable preferred stock	711,915	-	42,787	669,128
Total fixed maturity securities	399,525,617	19,148,943	9,527,753	409,146,807
Equity securities:
U.S. agencies	707,900	-	-	707,900
Mutual funds	318,284	-	14,253	304,031
Corporate common stock	6,426,482	702,497	524,121	6,604,858
Total equity securities	7,452,666	702,497	538,374	7,616,789
Total	$406,978,283	$19,851,440	$10,066,127	$416,763,596

The following table summarizes, for all securities in an unrealized loss position as of the balance sheet dates, the estimated fair value, pre-tax gross unrealized loss and number of securities by length of time that those securities have been continuously in an unrealized loss position.

	December 31, 2016			December 31, 2015
		Gross	Number		Gross	Number
	Estimated	Unrealized	of	Estimated	Unrealized	of
	Fair Value	Loss	Securities	Fair Value	Loss	Securities
Fixed maturities:
Less than 12 months:
U.S. government obligations	$7,892,992	$9,416	2	$-	$-	-
States and political subdivisions	968,740	31,260	1	1,613,415	136,585	2
Corporate	30,370,227	753,570	27	55,039,213	3,873,158	52
Foreign	10,215,322	283,355	11	24,154,510	1,418,143	20
Commercial MBS	-	-	-	1,447,694	15,592	2
Residential MBS	3,003,214	72,741	2	3,320,890	62,255	2
Corporate redeemable preferred stock	17,488	493	1	669,128	42,787	2
Greater than 12 months:
Corporate	2,997,784	199,957	2	5,533,581	714,738	4
Foreign	197,700	8	1	6,007,156	3,264,495	4
Corporate redeemable preferred stock	205,423	24,659	1	-	-	-
Total fixed maturities	55,868,890	1,375,459	48	97,785,587	9,527,753	88

Equity securities:
Less than 12 months:
Mutual funds	-	-	-	304,031	14,253	1
Corporate common stock	1,004,821	136,117	6	2,449,672	473,551	15
Greater than 12 months:
Corporate common stock	873,083	198,903	7	183,960	50,570	3
Total equities	1,877,904	335,020	13	2,937,663	538,374	19

Total	$57,746,794	$1,710,479	61	$100,723,250	$10,066,127	107

At
December
31,
2016,
100%
of the fixed maturity portfolio had a fair value to amortized cost ratio of greater than
80%,
and
94.0%
of the equity securities portfolio had a fair value to cost ratio of greater than
80%.
At
December
31,
2015,
97.4%
of the fixed maturity portfolio had a fair value to amortized cost ratio of greater than
80%,
and
93.4%
of the equity securities portfolio had a fair value to cost ratio of greater than
80%.
The improvements in these measures relative to fixed maturities is primarily due to rebounding commodity prices and economic environments particularly within the metals/mining and energy sectors. The improvement relative to equity securities is primarily due to market conditions within our real estate sector stocks.

During
2016,
the Company recognized an other-than-temporary impairment on one
real estate common stock totaling
$118,267.
While the Company continues to hold this security, there was no evidence to suggest that the security would recover in the near-term based on the financial outlook for the stock, the significance of the reduction in market value and the length of time that the stock has traded below its book value. The Company experienced no additional other-than-temporary impairments during
2016
or
2015.

The Company’s decision to record an impairment loss is primarily based on whether the security’s fair value is likely to remain significantly below its book value in light of all the factors considered. Factors that are considered include the length of time the security’s fair value has been below its carrying amount, the severity of the decline in value, the credit worthiness of the issuer, and the coupon and/or dividend payment history of the issuer. The Company also assesses whether it intends to sell or whether it is more likely than not that it may
be required to sell the security prior to its recovery in value. For any fixed maturity securities that are other-than-temporarily impaired, the Company determines the portion of the other-than-temporary impairment that is credit-related and the portion that is related to other factors. The credit-related portion is the difference between the expected future cash flows and the amortized cost basis of the fixed maturity security, and that difference is charged to earnings. The non-credit-related portion representing the remaining difference to fair value is recognized in other comprehensive income (loss). Only in the case of a credit-related impairment where management has the intent to sell the security, or it is more likely than not that it will be required to sell the security before recovery of its cost basis, is a fixed maturity security adjusted to fair value and the resulting losses recognized in realized gains/losses in the consolidated statements of income. Any other-than-temporary impairments on equity securities are recorded in the consolidated statements of income in the periods incurred as the difference between fair value and cost.

Management believes that the Company will fully recover its cost basis in the securities held at
December
31,
2016,
and management does not have the intent to sell nor is it more likely than not that the Company will be required to sell such securities until they recover or mature. The temporary impairments shown herein are primarily the result of the current interest rate and economic environment rather than credit factors that would imply other-than-temporary impairment.

Net unrealized gains for investments classified as available-for-sale are presented below, net of the effect on deferred income taxes and deferred acquisition costs assuming that the appreciation had been realized.

	December 31,
	2016	2015
Net unrealized appreciation on available-for sale securities	$16,827,146	$9,785,313
Adjustment to deferred acquisition costs	(461,084)	(249,401)
Deferred income taxes	(5,564,461)	(3,242,210)
Net unrealized appreciation on available-for sale securities	$10,801,601	$6,293,702

The amortized cost and fair value of debt securities at
December
31,
2016
, by contractual maturity, are presented below. Expected maturities will differ from contractual maturities because borrowers may
have the right to call or prepay obligations with or without call or prepayment penalties.

	Available-for-Sale
	Amortized	Fair
	Cost	Value
Due in one year or less	$11,282,653	$11,454,020
Due after one year through five years	100,288,408	106,474,899
Due after five years through ten years	131,988,499	135,072,291
Due after ten years	48,697,265	53,377,415
Due at multiple maturity dates	58,328,499	59,969,374
Total	$350,585,324	$366,347,999

Proceeds from sales and maturities of investments in available-for-sale securities, as well as gross gains and gross losses realized, are presented below.

	Year Ended December 31,
	2016	2015
Proceeds from sales and maturities	$81,300,412	$37,200,703
Gross realized gains	2,360,747	939,423
Gross realized losses	(734,298)	(203,856)
Other-than-temporary impairment loss	(118,267)	-

The table below presents the change in net unrealized investment gains (losses) and the amount of realized investment gains (losses) by investment type.

	Year Ended December 31,
	2016	2015
Change in net unrealized investment gains (losses):
Securities available-for-sale:
Fixed maturities	$6,141,485	$(16,900,027)
Equity securities	900,348	(910,260)
Net realized investment gains (losses):
Securities available-for-sale:
Fixed maturities	$1,460,321	$91,141
Equity securities	166,128	644,426
Other-than-temporary impairment loss	(118,267)	-
Mortgage loans on real estate	-	75,915
Investments in convertible options	47,940	7,223

The Company is required to hold assets on deposit for the benefit of policyholders in accordance with statutory rules and regulations. At
December
31,
2016
and
2015,
these required deposits had a total fair value of
$22,724,783
and
$22,899,132,
respectively.

The Company also engages in commercial and residential mortgage lending. As of
December
31,
2016,
investments in commercial and residential properties comprised
26.2%
and
73.8%,
respectively, of the Company’s mortgage portfolio. At
December
31,
2015,
investments in commercial and residential properties comprised
37.4%
and
62.6%,
respectively, of the Company’s mortgage portfolio.

All commercial mortgage loans are either originated in-house or through two
mortgage brokers, are secured by
first
mortgages on the real estate and generally carry personal guarantees by the borrowers. Loan-to-value ratios of
80%
or less and debt service coverage from existing cash flows of
115%
or higher are generally required. We minimize credit risk in our mortgage loan portfolio through various methods, including stringently underwriting the loan request, maintaining small average loan balances, and reviewing larger mortgage loans on an annual basis.

The Company purchases single family residential mortgage loans through the secondary
market. Each mortgage loan opportunity is reviewed individually, considering both the value of the underlying property and the credit worthiness of the borrower. We utilize third
party servicers to administer these loans.

As of
December
31,
2016
and
2015,
there were
no
non-performing mortgage loans, loans on nonaccrual status, loans
90
days past due or more, loans in process of foreclosure, or restructured loans. The Company experienced no
mortgage loan defaults during
2016
or
2015.

The Company’s investments in mortgage loans, by state, are as follows:

	December 31,
	2016	2015
Florida	$5,253,110	$3,906,034
Texas	5,191,186	5,694,612
Illinois	4,787,454	6,046,408
California	3,591,584	3,366,434
Georgia	3,487,991	2,671,788
Missouri	3,107,289	1,342,845
Ohio	3,083,440	1,692,354
Kentucky	2,402,800	3,241,793
Arizona	1,490,538	774,060
New Jersey	1,196,156	247,723
Colorado	1,190,873	222,364
Tennessee	1,048,452	895,607
Indiana	893,431	759,139
Virginia	800,635	-
North Carolina	757,004	353,275
Oregon	487,824	-
Pennsylvania	479,720	370,323
Nevada	479,182	373,359
Utah	343,533	77,939
Washington	231,939	-
West Virginia	225,578	412,250
South Carolina	199,101	225,881
Massachusetts	169,681	205,469
Idaho	142,745	159,073
Kansas	134,396	135,401
Michigan	126,750	-
Total	$41,302,392	$33,174,131

At
December
31,
2016,
the Company held various real estate investments for the production of income totaling
$1,126,649,
which is reported net of accumulated depreciation of
$612,194.
At
December
31,
2015,
the Company’s real estate investments totaled
$1,126,649,
net of accumulated depreciation of
$586,762.

The Company owns certain investments in state-guaranteed receivables. These investments represent an assignment of the future rights to cash flows from lottery winners purchased at a discounted price. Payments on these investments are made by state run lotteries and guaranteed by the states. At
December
31,
2016,
the amortized cost and estimated fair value of state-guaranteed receivables, by contractual maturity, are summarized as follows:

	State-Guaranteed Receivables
	Amortized	Fair
	Cost	Value
Due in one year or less	$1,094,070	$1,106,879
Due after one year through five years	4,065,183	4,418,206
Due after five years through ten years	4,334,493	5,210,810
Due after ten years	2,090,935	3,202,929
Total	$11,584,681	$13,938,824

The outstanding balance of state-guaranteed receivables, by state, is summarized as follows:

	December 31,
	2016	2015
New York	$3,446,349	$3,496,115
Massachusetts	3,126,011	1,991,601
Georgia	2,012,845	1,432,022
Washington	653,235	-
Indiana	417,811	-
Pennsylvania	318,019	294,968
Texas	261,396	243,939
California	171,590	180,143
Ohio	1,177,425	54,171
Total	$11,584,681	$7,692,959

During the
third
quarter of
2015,
the Company began purchasing investments in convertible fixed maturity securities. Convertible securities feature an option allowing for a portion of the security to be converted into an equity position of the underlying issuer in exchange for a lower coupon rate. In accordance with FASB accounting guidance, this convertible feature must be bifurcated and reported separately on the balance sheet at fair value, with adjustments in fair value recognized in the income statement. Accordingly, the convertible options within our portfolio are reported as investments in convertible options on the balance sheet, and the mark-to-market adjustment associated with the changes in fair value of the convertible options are reported as gains (losses) on investments in convertible options as a component of net investment income. As of
December
31,
2016
and
2015,
the total fair value of our investments in convertible options was
$983,950
and
$957,405,
respectively. For the years ended
December
31,
2016
and
2015,
we recognized gains (losses) on our investments in convertible options of
($9,850)
and
$102,342,
respectively, relative to the mark-to-market adjustment. Additionally, we recognized net realized investment gains during
2016
and
2015
of
$47,940
and
$7,223,
respectively, upon the exchange of convertible securities.

Major categories of net investment income are summarized as follows:

	Year Ended December 31,
	2016	2015
Fixed maturities	$18,135,421	$18,296,411
Equity securities	316,238	295,368
Mortgage loans on real estate	2,654,165	2,316,721
Policy loans	481,912	494,299
State-guaranteed receivables	661,309	545,120
Gain (loss) on investments in convertible options	(9,850)	102,342
Other	221,067	219,037
Gross investment income	22,460,262	22,269,298
Investment expenses	1,052,030	1,031,985
Net investment income	$21,408,232	$21,237,313